Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Computation of Earning Per Share
Earnings per share (EPS) were computed as follows:

	Year Ended December 31, 2012
	Income	Weighted- Average Shares	Per Share Amount

Net income	$3,567,024

Basic earnings per share
Income available to common stockholders		1,883,375	$1.89

Effect of dilutive securities
Stock options		447

Diluted earnings per share
Income available to common stockholders	$3,567,024	1,883,822	$1.89

	Year Ended December 31, 2011
	Income	Weighted-Average Shares	Per Share Amount

Net income	$3,285,683

Basic earnings per share
Income available to common stockholders		1,890,449	$1.74

Effect of dilutive securities
Stock options		—

Diluted earnings per share
Income available to common stockholders	$3,285,683	1,890,449	$1.74